OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Receivables and Prepaid Expenses [Line Items]
Prepaid expenses	$ 3,010	$ 1,675
Other	177	951
Prepaid Expense and Other Assets	4,325	4,626
Other receivables and prepaid expenses - Short term	3,957	4,408
Other receivables and prepaid expenses - Long term	368	218
Prepaid Expense And Other Assets	4,325	4,626
Government [Member]
Other Receivables and Prepaid Expenses [Line Items]
Other	793	1,533
Employee [Member]
Other Receivables and Prepaid Expenses [Line Items]
Other	$ 345	$ 467